Balance sheet information - Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Jul. 03, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	$ 8,960	$ 6,879
Bio Ventus LLC
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		27,200	$ 22,731
Less accumulated depreciation		(20,321)	(18,242)
Property, Plant and Equipment, Net		6,879	4,489
Computer equipment and software | Bio Ventus LLC
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		20,547	16,854
Leasehold improvements | Bio Ventus LLC
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		3,126	2,918
Furniture and fixtures | Bio Ventus LLC
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		1,474	1,451
Machinery and equipment | Bio Ventus LLC
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		1,234	1,138
Assets not yet placed in service | Bio Ventus LLC
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 819	$ 370